Other Assets (Tables)	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
Schedule of Other Assets

(In thousands)	December 31, 2014	December 31, 2013
Prepaid expenses	$399	$481
Servicing assets	753	437
Net receivable due from SBA	318	429
Other	1,821	1,307
Total other assets	$3,291	$2,654